RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Jul. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
Disclosure of information about key management personnel
	Years ended July 31,
	2024	2023	2022
Administrative fees	$17,230	$8,500	$12,125
Fees paid to the entity controlled by CFO	12,000	12,000	12,000
Equity-settled share-based compensation	$-	$640,860	399,140

Disclosure of information about transactions with HDSI parties
	Years ended July 31,
	2024	2023	2022
Service charges based on management services agreement	$89,402	$57,686	$46,952
Office lease	28,452	21,883	20,190
Reimbursement of third-party expenses	1,386	3,646	16,099
Total	$119,240	$83,215	$83,241

Disclosure of information about Payables due to related parties
July 31, 2024		July 31, 2023
Balance payable to HDSI	$5,913	$3,246
Balance payable to UMS	-	12,733
Balance payable to the entity controlled by CFO	1,050	1,050
Total amount due to related parties	$6,963	$17,029